Equity-Accounted Investees - Albajuna Therapeutics, S.L. (Details) - EUR (€)			12 Months Ended
	Oct. 09, 2023	Jul. 05, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2016
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Proportion of ownership interest (as a percent)	100.00%	100.00%
Albajuna Therapeutics, S.L
Equity Accounted Investees
Proportion of ownership interest (as a percent)	100.00%
Albajuna Therapeutics, S.L
Equity Accounted Investees
Total business combination cost	€ 1
Percentage of interest acquired	51.00%
Albajuna Therapeutics, S.L.
Equity Accounted Investees
Capital investment						€ 3,750,000
Percentage of shareholding			100.00%	49.00%	49.00%	30.00%